Subsequent events	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Subsequent events
2.5.17	Subsequent events

There are no subsequent events that occurred between six-month period end as of June 30, 2019 and the date when these interim financial statements have been authorized by the Board for issuance.